Debt - Summary of Liability Components Company's Bridge Notes (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Total current convertible notes payable, net	$ 5,019
Bridge Notes | 2018 Convertible Bridge Notes
Debt Instrument [Line Items]
Principal amount outstanding	6,800
Unamortized discount and issuance costs	(1,781)
Total current convertible notes payable, net	$ 5,019